As filed with the Securities and Exchange Commission on August 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.7%
	Alternative Energy - 6.8%
25,250	Canadian Solar Inc. (a) (b)	$1,014,797
6,400	Energy Conversion Devices, Inc. (a)	471,296
20,300	GreenHunter Energy, Inc. (a)	277,298
45,050	JA Solar Holdings Co Ltd. - ADR (a) (b)	759,093
25,275	Renesola Ltd - ADR (a) (b)	437,258
		2,959,742
	Apparel - 0.8%
12,900	True Religion Apparel, Inc. (a)	343,785

	Building & Construction - 0.3%
4,100	Gafisa S.A. - ADR (b)	140,917

	Chemicals - 1.7%
21,600	Polypore International, Inc. (a)	547,128
1,500	Terra Nitrogen Company, L.P.	194,760
		741,888
	Coal - 0.2%
11,300	National Coal Corporation (a)	100,231

	Commercial Services - 2.4%
12,200	EnergySolutions	272,670
30,100	Global Traffic Network, Inc. (a)	269,094
10,000	Mantech International Corporation - Class A (a)	481,200
		1,022,964
	Computers & Peripherals - 1.3%
24,250	Data Domain, Inc. (a)	565,753

	Consulting - 1.7%
45,250	Hill International Inc. (a)	743,910

	Consumer Non-Durables - 1.6%
18,700	Green Mountain Coffee Roasters, Inc. (a)	702,559

	Electronics - 3.3%
5,200	Aerovironment Inc. (a)	141,336
14,400	EnerSys (a)	492,912
11,950	FLIR Systems, Inc. (a)	484,811
9,600	II-VI Incorporated (a)	335,232
		1,454,291
	Financial Services - 2.4%
43,525	CyberSource Corporation (a)	728,173
6,900	Interactive Brokers Group, Inc. - Class A (a)	221,697
4,000	TNS Inc. (a)	95,840
		1,045,710
	Machinery - 6.6%
8,000	Bucyrus International, Inc. - Class A	584,160
110,100	Capstone Turbine Corporation (a)	461,319
36,450	Robbins & Myers, Inc.	1,817,762
		2,863,241
	Medical - 9.0%
21,050	Illumina, Inc. (a)	1,833,665
30,000	Luminex Corporation (a)	616,500
31,750	Natus Medical Incorporated (a)	664,845
9,150	Techne Corporation (a)	708,119
4,100	Vnus Medical Technologies (a)	82,041
		3,905,170
	Oil & Gas - Exploration & Production - 23.9%
36,600	Arena Resources, Inc. (a)	1,933,212
24,150	Atlas America, Inc.	1,087,957
16,900	Berry Petroleum Company - Class A	995,072
30,200	Bois d'Arc Energy, Inc. (a)	734,162
15,050	Carrizo Oil & Gas, Inc. (a)	1,024,754
18,750	Concho Resources Inc. (a)	699,375
2,950	Encore Acquisition Company (a)	221,811
3,000	GMX Resources Inc. (a)	222,300
29,450	Mariner Energy Inc. (a)	1,088,767
40,650	Rex Energy Corporation (a)	1,073,160
11,000	Rosetta Resources, Inc. (a)	313,500
15,700	St. Mary Land & Exploration Company	1,014,848
		10,408,918
	Oil & Gas Services - 21.9%
11,700	Atwood Oceanics, Inc. (a)	1,454,778
20,025	Chart Industries, Inc. (a)	974,016
14,700	Complete Production Services, Inc. (a)	535,374
5,050	Core Laboratories N.V. (a) (b)	718,868
7,000	Dril-Quip, Inc. (a)	441,000
7,000	Gulf Island Fabrication, Inc.	342,510
14,750	Hornbeck Offshore Services, Inc. (a)	833,522
28,425	Natural Gas Services Group (a)	866,394
21,850	Superior Energy Services, Inc. (a)	1,204,809
16,350	T-3 Energy Services, Inc. (a)	1,299,334
10,000	Unit Corporation (a)	829,700
		9,500,305
	Retail - 2.0%
20,425	Aeropostale, Inc. (a)	639,915
7,000	Titan Machinery, Inc. (a)	219,240
		859,155
	Semiconductors - 5.6%
32,250	AuthenTec, Inc. (a)	336,045
27,550	Cavium Networks, Inc. (a)	578,550
15,000	Netlogic Microsystems Inc. (a)	498,000
27,650	Power Integrations, Inc. (a)	874,016
13,900	STEC Inc. (a)	142,753
		2,429,364
	Software - 4.0%
19,600	Concur Technologies, Inc. (a)	651,308
28,500	Constant Contact, Inc. (a)	537,225
19,000	Sybase, Inc. (a)	558,980
		1,747,513
	Steel - 1.0%
23,700	Metalico, Inc. (a)	415,224

	Transportation - 2.2%
5,175	Genco Shipping & Trading Ltd. (b)	337,410
14,350	Kansas City Southern (a)	631,257
		968,667
	TOTAL COMMON STOCKS (Cost $34,048,622)	42,919,307

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 1.9%
	Variable Rate Demand Notes (c) - 1.9%
$673,801	American Family Financial Services, Inc. - 4.943%	$673,801
139,640	Wisconsin Corporate Central Credit Union - 4.99%	139,640
		813,441
	TOTAL SHORT-TERM INVESTMENTS (Cost $813,441)	813,441
	Total Investments (Cost $34,862,063) - 100.6%	43,732,748
	Liabilities in Excess of Other Assets - (0.6)%	(272,111)
	TOTAL NET ASSETS - 100.0%	$43,460,637

ADR	American Depository Receipt
(a)	Non-income producing security.
(b) Foreign security.
(c)	Variable rate securities. The rates listed are as of June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of investments	$34,862,063
Gross unrealized appreciation	$9,489,859
Gross unrealized depreciation	(619,174)
Net unrealized appreciation	$8,870,685

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title) /s/ Richard Gould
                                                                 Richard Gould, President

Date         8/22/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title) /s/ Richard Gould
                                                                   Richard Gould, President and Treasurer

Date        8/22/2008